Property and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and equipment
Schedule of property and equipment, net

	June 30, 2026	December 31, 2025
Machinery and equipment	$2,395	$2,200
Computers, software and hardware	2,829	2,817
Leasehold improvements	11,502	11,935
	16,726	16,952
Accumulated depreciation and amortization	(11,690)	(10,528)
Property and equipment, net	$5,036	$6,424

	As of December 31
	2025	2024
Machinery and equipment	$2,200	$1,827
Computers, software and hardware	2,817	2,682
Leasehold improvements	11,935	11,520
	16,952	16,029
Accumulated depreciation and amortization	(10,528)	(7,751)
Property and equipment, net	$6,424	$8,278